UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09537

MFS CALIFORNIA MUNICIPAL FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® California Municipal Fund

SEMIANNUAL REPORT

May 31, 2012

CCA-SEM

MFS® CALIFORNIA MUNICIPAL FUND

American Stock Exchange Symbol: CCA

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Through this integrated approach, our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so that the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 17, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i) (j)

Top five industries (i)
Healthcare Revenue – Hospitals	14.7%
General Obligations – Schools	14.3%
State & Local Agencies	11.4%
Water & Sewer Utility Revenue	10.0%
General Obligations – General Purpose	8.7%

Composition including fixed income credit quality (a)(i)
AA	36.1%
A	28.5%
BBB	23.5%
BB	0.7%
B	2.3%
Not Rated (j)	0.2%
Cash & Other	8.7%

Portfolio facts (i)
Average Duration (d)	15.8
Average Effective Maturity (m)	17.8 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (5.7)%, which reduce the fund’s interest rate exposure but not its credit exposure.

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets, including the value of auction preferred shares, as of 5/31/12.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Michael Dawson	—	Investment Officer of MFS; employed in the investment management area of MFS since 1998. Portfolio Manager of the fund since June 2007.

Geoffrey Schechter	—	Investment Officer of MFS; employed in the investment management area of MFS since 1993. Portfolio Manager of the fund since June 2007.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and American Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase common and/or preferred shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 166.4%
Issuer	Shares/Par	Value ($)

Airport Revenue - 7.8%
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, BHAC, 5.25%, 2038	$750,000	$824,085
Orange County, CA, Airport Rev., “A”, 5%, 2031	190,000	212,891
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 2021	500,000	597,305
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 2030	285,000	313,001
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 2031	150,000	163,961
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	440,000	480,537

		$2,591,780
General Obligations - General Purpose - 14.9%
Commonwealth of Puerto Rico, “A”, 5.5%, 2018	$370,000	$421,434
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	435,000	491,463
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	740,000	771,946
State of California, AMBAC, 6%, 2017	1,000,000	1,207,610
State of California, 5%, 2019	300,000	360,813
State of California, 5.25%, 2035	455,000	509,036
State of California, 5.5%, 2040	630,000	707,471
State of California, 5.25%, 2040	415,000	456,994

		$4,926,767
General Obligations - Schools - 24.5%
Alhambra, CA, Unified School District, “B”, ASSD GTY, 5.25%, 2028	$500,000	$562,345
Banning, CA, Unified School District (Election of 2006), “B”, ASSD GTY, 5.25%, 2033	500,000	545,740
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 2030	60,000	64,362
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2045	515,000	196,267
Montebello, CA, Unified School District (Election of 2004), “A-1”, ASSD GTY, 5.25%, 2034	355,000	391,881
Napa Valley, CA, Unified School District, 5%, 2020	225,000	273,668
Peralta, CA, Community College District, AGM, 5%, 2016	500,000	577,225
Pittsburg, CA, Unified School District, “B”, AGM, 5.5%, 2034	500,000	552,010
Pomona, CA, Unified School District, “A”, NATL, 6.55%, 2029	1,000,000	1,266,530
San Diego County, CA, Southwestern Community College District (Election of 2008), “C”, 5%, 2040	370,000	406,748

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
San Diego, CA, Community College (Election of 2002), 5.25%, 2033	$125,000	$145,345
San Joaquin, CA, Delta Community College District (Election of 2004), “B”, Capital Appreciation, AGM, 0%, 2018	400,000	340,572
Vallejo City, CA, Unified School District, “A”, NATL, 5.9%, 2025	500,000	533,215
Victor, CA, Elementary School District (Election of 2008), “A”, ASSD GTY, 5.125%, 2034	500,000	546,050
Washington, CA, Yolo County Unified School District (New High School Project), 5%, 2021	450,000	483,989
West Contra Costa, CA, Unified School District, “A”, NATL, 5.7%, 2023	500,000	629,615
West Covina, CA, Unified School District, “A”, NATL, 5.8%, 2021	500,000	605,930

		$8,121,492
Healthcare Revenue - Hospitals - 25.1%
ABAG Finance Authority for Non-Profit Corps, CA, Rev. (Sharp Healthcare), 6.25%, 2039	$505,000	$593,254
ABAG Finance Authority for Non-Profit Corps, CA, Rev. (Sharp Healthcare), “A”, 5%, 2026	110,000	122,557
California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 5%, 2034	250,000	261,568
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 5%, 2033	295,000	330,329
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 2032	525,000	586,068
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 2040	255,000	277,608
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.5%, 2020	500,000	628,635
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	500,000	599,300
California Municipal Finance Authority, COP (Community Hospitals of Central California), 5.25%, 2027	250,000	261,520
California Statewide Communities Development Authority Rev. (Adventist), ASSD GTY, 5%, 2037	500,000	523,330
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 2041	1,000,000	1,054,130
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 2023	500,000	554,350
California Statewide Communities Development Authority Rev. (Huntington Memorial Hospital), 5%, 2035	535,000	547,819
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 2042	455,000	493,170
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 2030	260,000	290,469

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 2041	$450,000	$494,186
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	400,000	416,216
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	250,000	296,915

		$8,331,424
Healthcare Revenue - Long Term Care - 4.2%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 2041	$150,000	$161,274
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Odd Fellows Home), NATL, 6%, 2024	1,000,000	1,003,650
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 5.25%, 2034	230,000	235,757

		$1,400,681
Miscellaneous Revenue - Other - 1.8%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2037	$385,000	$415,292
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	160,000	170,859

		$586,151
Sales & Excise Tax Revenue - 2.1%
California Economic Recovery, “A”, 5%, 2020	$250,000	$302,345
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	250,000	255,548
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 2054	1,625,000	140,059

		$697,952
Single Family Housing Revenue - Local - 0.0%
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “A”, GNMA, 6.35%, 2029	$5,000	$5,116

Single Family Housing - Other - 1.6%
California Department of Veterans Affairs, Home Purchase Rev., “A”, 4.5%, 2028	$500,000	$517,955

Single Family Housing - State - 7.4%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2030	$305,000	$292,651

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - continued
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	$295,000	$300,838
California Housing Finance Agency Rev. (Home Mortgage), “K”, 4.55%, 2021	775,000	769,234
California Housing Finance Agency Rev. (Home Mortgage), “K”, 5.3%, 2023	365,000	368,906
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 2033	555,000	564,402
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 2038	160,000	162,314

		$2,458,345
Solid Waste Revenue - 1.5%
Salinas Valley, CA, Solid Waste Authority Rev., AMBAC, 5.125%, 2022	$500,000	$503,645

State & Agency - Other - 1.5%
Sacramento County, CA, Public Facilities Project, COP, AMBAC, 4.75%, 2027	$500,000	$481,000

State & Local Agencies - 19.7%
Compton, CA, Public Finance Authority, AMBAC, 5%, 2032	$500,000	$408,130
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., FGIC, 5%, 2035	255,000	259,383
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., BHAC, 5%, 2038	1,000,000	1,020,560
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	1,000,000	1,014,390
Huntington Park, CA, Public Financing Authority Rev., “A”, AGM, 5.25%, 2019	500,000	545,535
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 2018	2,020,000	1,562,106
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 2023	2,220,000	1,265,800
Los Angeles, CA, Municipal Improvement Corp. Lease Rev., “B”, ASSD GTY, 5.5%, 2030	390,000	434,448

		$6,510,352
Tax Assessment - 8.9%
Fontana, CA, Public Finance Authority, Tax Allocation Rev. (Sub Lien North Fontana Redevelopment), “A”, AMBAC, 5%, 2029	$1,000,000	$1,015,520
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	100,000	101,218

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
San Diego, CA, Redevelopment Agency, Tax Allocation Rev. (Centre City), “A”, AMBAC, 5.25%, 2025	$500,000	$530,925
San Dieguito, CA, Public Facilities Authority, “A”, AMBAC, 5%, 2032	500,000	519,820
San Jose, CA, Redevelopment Agency, Tax Allocation (Merged Area Redevelopment Project), “C”, NATL, 4.25%, 2030	900,000	781,128

		$2,948,611
Tobacco - 3.9%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 2047	$1,000,000	$720,540
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	715,000	570,320

		$1,290,860
Toll Roads - 0.8%
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., NATL, 5.125%, 2019	$250,000	$250,108

Transportation - Special Tax - 1.6%
Commonwealth of Puerto Rico Highway & Transportation Authority, Highway Rev., “Y”, AGM, 5.5%, 2016 (c)	$450,000	$539,978

Universities - Colleges - 5.6%
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 2025	$120,000	$124,436
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2030	285,000	348,629
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 2028	375,000	431,850
California State University Rev., “A”, 5%, 2024	370,000	441,958
University Enterprises, Inc. (Auxiliary Organization), “A”, FGIC, 4.375%, 2030	500,000	503,895

		$1,850,768
Universities - Secondary Schools - 1.4%
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.1%, 2032	$150,000	$153,344
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 2047	315,000	322,050

		$475,394

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - 12.1%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 2019	$805,000	$997,500
California Department of Water Resources, Power Supply Rev., “N”, 5%, 2020	205,000	256,045
Imperial Irrigation District Electric Rev., “A”, 5%, 2017	500,000	593,675
Northern California Power Agency, Capital Facilities Rev., “A”, 5.25%, 2024	390,000	445,879
Sacramento, CA, Municipal Utility District Rev., “U”, AGM, 5%, 2019	750,000	904,710
Sacramento, CA, Municipal Utility District Rev., “X”, 5%, 2025	370,000	435,897
Vernon, CA, Electric System Rev., “A”, 5.5%, 2041	370,000	387,871

		$4,021,577
Utilities - Other - 2.8%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$245,000	$303,327
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	585,000	611,735

		$915,062
Water & Sewer Utility Revenue - 17.2%
Atwater, CA, Public Financing Authority Wastewater Rev., ASSD GTY, 5%, 2034	$500,000	$528,040
California Department of Water Resources (Center Valley Project), “A-E”, 5%, 2028	500,000	587,970
Chino Basin, CA, Regional Financing Authority Rev. (Inland Empire Utilities Agency), “A”, AMBAC, 5%, 2038 (f)	1,000,000	1,067,170
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2033	135,000	136,058
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	65,000	65,023
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	110,000	115,396
Los Angeles, CA, Department of Water & Power Waterworks Rev., “C”, NATL, 5%, 2029	500,000	534,510
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	440,000	487,001
Norco, CA, Financing Authority Enterprise Rev., AGM, 5.625%, 2039	215,000	237,405
San Francisco, CA, City & County Public Utilities Commission Water Rev., “A”, 5%, 2023	445,000	538,966
San Francisco, CA, City & County Public Utilities Commission Water Rev., “A”, 5.25%, 2031	335,000	380,188
Sonoma County, CA, Water Agency Rev., “A”, AGM, 5%, 2036	600,000	638,082
Southern California Metropolitan Water District Rev., “A”, 5%, 2028	325,000	373,744

		$5,689,553
Total Municipal Bonds (Identified Cost, $51,711,503)		$55,114,571

Portfolio of Investments (unaudited) – continued

Money Market Funds - 5.3%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	1,759,559	$1,759,559
Total Investments (Identified Cost, $53,471,062)		$56,874,130

Other Assets, Less Liabilities - 2.1%		708,677
Preferred shares (Issued by the Fund) - (73.8)%		(24,450,000)
Net assets applicable to common shares - 100.0%		$33,132,807

(c)	Refunded bond.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

Derivative Contracts at 5/31/12

Futures Contracts Outstanding at 5/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	4	$598,875	September - 2012	$(9,389)
U.S. Treasury Note 10 yr (Short)	USD	20	2,678,750	September - 2012	(18,508)

					$(27,897)

At May 31, 2012, the fund had liquid securities with an aggregate value of $43,754 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $51,711,503)	$55,114,571
Underlying affiliated funds, at cost and value	1,759,559
Total investments, at value (identified cost, $53,471,062)	$56,874,130
Cash	7
Receivables for
Investments sold	5,000
Interest	735,931
Receivable from investment adviser	9,858
Other assets	10,087
Total assets	$57,635,013
Liabilities
Payables for
Distributions on preferred shares	$1,496
Daily variation margin on open futures contracts	7,188
Payable to affiliates
Transfer agent and dividend disbursing costs	22
Payable for independent Trustees’ compensation	969
Accrued expenses and other liabilities	42,531
Total liabilities	$52,206
Preferred shares
Auction preferred shares (978 shares issued and outstanding at $25,000 per share) at liquidation value	$24,450,000
Net assets applicable to common shares	$33,132,807
Net assets consist of
Paid-in capital – common shares	$39,255,110
Unrealized appreciation (depreciation) on investments	3,375,171
Accumulated net realized gain (loss) on investments	(9,562,914)
Undistributed net investment income	65,440
Net assets applicable to common shares	$33,132,807
Preferred shares, at liquidation value (978 shares issued and outstanding at $25,000 per share)	24,450,000
Net assets including preferred shares	$57,582,807
Common shares of beneficial interest outstanding	2,785,937
Net asset value per common share (net assets of $33,132,807 / 2,785,937 shares of beneficial interest outstanding)	$11.89

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$1,286,380
Dividends from underlying affiliated funds	770
Total investment income	$1,287,150
Expenses
Management fee	$183,806
Transfer agent and dividend disbursing costs	3,471
Administrative services fee	9,250
Independent Trustees’ compensation	6,087
Stock exchange fee	7,464
Preferred shares service fee	14,230
Custodian fee	4,402
Shareholder communications	9,239
Audit and tax fees	38,231
Legal fees	568
Miscellaneous	17,613
Total expenses	$294,361
Fees paid indirectly	(188)
Reduction of expenses by investment adviser	(67,915)
Net expenses	$226,258
Net investment income	$1,060,892
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$292,963
Futures contracts	(112,680)
Net realized gain (loss) on investments	$180,283
Change in unrealized appreciation (depreciation)
Investments	$3,154,956
Futures contracts	(45,936)
Net unrealized gain (loss) on investments	$3,109,020
Net realized and unrealized gain (loss) on investments	$3,289,303
Distributions declared to preferred shareholders	$(29,640)
Change in net assets from operations	$4,320,555

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/12 (unaudited)	Year ended 11/30/11
From operations
Net investment income	$1,060,892	$2,210,137
Net realized gain (loss) on investments	180,283	(806,486)
Net unrealized gain (loss) on investments	3,109,020	1,523,466
Distributions declared to preferred shareholders	(29,640)	(76,048)
Change in net assets from operations	$4,320,555	$2,851,069
Distributions declared to common shareholders
From net investment income	$(1,036,321)	$(2,202,694)
Net asset value of shares issued to common shareholders in reinvestment of distributions	$3,483	$18,890
Total change in net assets	$3,287,717	$667,265
Net assets applicable to common shares
At beginning of period	29,845,090	29,177,825
At end of period (including undistributed net investment income of $65,440 and $70,509, respectively)	$33,132,807	$29,845,090

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/12 (unaudited)		Years ended 11/30
			2011	2010	2009	2008	2007

Common Shares
Net asset value, beginning of period	$10.71		$10.48	$10.66	$9.35	$13.53	$15.43
Income (loss) from investment operations
Net investment income (d)	$0.38		$0.79	$0.86	$0.86	$0.91	$1.03	(z)
Net realized and unrealized gain (loss) on investments	1.18		0.26	(0.18)	1.26	(4.18)	(2.00	)(z)
Distributions declared to preferred shareholders	(0.01)		(0.03)	(0.04)	(0.06)	(0.31)	(0.31)
Total from investment operations	$1.55		$1.02	$0.64	$2.06	$(3.58)	$(1.28)
Less distributions declared to common shareholders
From net investment income	$(0.37)		$(0.79)	$(0.82)	$(0.75)	$(0.60)	$(0.62)
Net asset value, end of period (x)	$11.89		$10.71	$10.48	$10.66	$9.35	$13.53
Market value, end of period	$11.92		$10.99	$10.75	$10.72	$8.39	$11.65
Total return at market value (%) (p)	12.00	(n)	10.44	7.87	37.90	(23.86)	(14.78)
Total return at net asset value (%) (j)(r)(s)(x)	14.63	(n)	10.40	5.75	23.05	(26.95)	(8.27)
Ratios (%) (to average net assets applicable to common shares) and Supplemental data:
Expenses before expense reductions (f)(p)	1.83	(a)	2.01	1.86	2.25	2.05	1.71
Expenses after expense reductions (f)(p)	1.41	(a)	1.49	1.44	1.49	1.29	1.12
Net investment income (p)	6.60	(a)	7.78	7.85	8.41	7.49	7.03	(z)
Portfolio turnover	12		40	21	20	26	21
Net assets at end of period (000 omitted)	$33,133		$29,845	$29,178	$29,638	$25,992	$37,633

Financial Highlights – continued

	Six months ended 5/31/12 (unaudited)		Years ended 11/30
			2011	2010	2009	2008	2007

Supplemental Ratios (%):
Ratio of expenses to average net assets applicable to common shares and preferred shares after expense reductions and excluding interest expense and fees (f)(p)	0.80	(a)	0.80	0.80	0.80	0.75	0.70
Net investment income available to common shares	6.42	(a)	7.51	7.52	7.83	4.93	4.92
Senior Securities:
Total preferred shares outstanding	978		978	978	978	978	978
Asset coverage per preferred share (k)	$58,878		$55,516	$54,834	$55,305	$51,576	$63,480
Involuntary liquidation preference per preferred share (m)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Average market value per preferred share (m)(u)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including preferred shares) from the fund’s total assets and dividing this number by the number of preferred shares outstanding.
(m)	Amount excludes accrued unpaid distributions to auction preferred shareholders.
(n)	Not annualized.
(p)	Ratio excludes dividend payment on auction preferred shares.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(u)	Average market value represents the approximate fair value of the fund’s liability.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the year ended November 30, 2007 that resulted in an increase of $0.08 per share to net investment income, a decrease of $0.08 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.51% to net investment income ratio. The change in estimate had no impact on net assets, net asset value per share or total return.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS California Municipal Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair

Notes to Financial Statements (unaudited) – continued

valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of May 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$55,114,571	$—	$55,114,571
Mutual Funds	1,759,559	—	—	1,759,559
Total Investments	$1,759,559	$55,114,571	$—	$56,874,130

Other Financial Instruments
Futures Contracts	$(27,897)	$—	$—	$(27,897)

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(27,897)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(112,680)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(45,936)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Notes to Financial Statements (unaudited) – continued

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share.

Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, and derivative transactions.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/11
Ordinary income (including any short-term capital gains)	$2,862
Tax-exempt income	2,275,880
Total distributions	$2,278,742

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/12
Cost of investments	$53,366,109
Gross appreciation	3,960,785
Gross depreciation	(452,764)
Net unrealized appreciation (depreciation)	$3,508,021

As of 11/30/11
Undistributed ordinary income	10,841
Undistributed tax-exempt income	61,106
Capital loss carryforwards	(9,834,102)
Other temporary differences	(1,438)
Net unrealized appreciation (depreciation)	$357,056

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after November 30, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of November 30, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
11/30/12	$(70,908)
11/30/15	(1,104,579)
11/30/16	(4,230,528)
11/30/17	(3,006,395)
11/30/18	(696,235)
11/30/19	(725,457)
Total	$(9,834,102)

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets (including the value of the auction preferred shares).

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses other than preferred shares service fees such that total annual fund operating expenses do not exceed 0.80% annually of the fund’s average daily net assets (including the value of the auction preferred shares). This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2013. For the six months ended May 31, 2012, this reduction amounted to $67,846 and is reflected as a reduction of total expenses in the Statement of Operations.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund’s common shares. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2012, these fees paid to MFSC amounted to $81.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets (including the value of the auction preferred shares). The administrative services fee incurred for the six months ended May 31, 2012 was equivalent to an annual effective rate of 0.0327% of the fund’s average daily net assets (including the value of the auction preferred shares).

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Deferred Trustee Compensation – Prior to MFS’ appointment as investment adviser to the fund, the fund’s former independent Trustees participated in a Deferred Compensation Plan (the “Former Colonial Trustees Plan” or “Plan”).

Notes to Financial Statements (unaudited) – continued

The fund’s current independent Trustees are not allowed to defer compensation under the Former Colonial Trustees Plan. Amounts deferred under the Plan are invested in shares of certain non-MFS funds selected by the former independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” on the Statement of Assets and Liabilities is $943 of deferred Trustees’ compensation. There is no current year expense associated with the Former Colonial Trustees Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $195 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $69, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $7,258,143 and $6,692,548, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The fund reserves the right to repurchase shares of beneficial interest of the fund subject to Trustee approval. During the six months ended May 31, 2012 and the year

Notes to Financial Statements (unaudited) – continued

ended November 30, 2011, the fund did not repurchase any shares. Transactions in fund shares were as follows:

	Six months ended 5/31/12		Year ended 11/30/11
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	303	$3,483	1,857	$18,890

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended May 31, 2012, the fund’s commitment fee and interest expense were $108 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,533,794	6,611,002	(7,385,237)	1,759,559

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$770	$1,759,559

(8)	Auction Preferred Shares

The fund has 978 shares issued and outstanding of Auction Preferred Shares (APS), series TH. Dividends are cumulative at a rate that is reset every seven days for the series through an auction process. If the APS are unable to be remarketed on a remarketing date as part of the auction process, the fund

Notes to Financial Statements (unaudited) – continued

would be required to pay the maximum applicable rate on APS to holders of such shares for successive dividend periods until such time when the shares are successfully remarketed. The maximum rate on APS rated aa3/AA- or better is equal to 110% of the higher of (i) the Taxable Equivalent of the Short-Term Municipal Bond Rate or (ii) the “AA” Composite Commercial Paper Rate.

Since February 2008, regularly scheduled auctions for APS issued by closed end funds, including this fund, have consistently failed because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, APS holders cannot sell their shares tendered for sale. While repeated auction failures have affected the liquidity for APS, they do not constitute a default or automatically alter the credit quality of the APS, and APS holders have continued to receive dividends at the previously defined “maximum rate”. During the six months ended May 31, 2012, the APS dividend rates ranged from 0.11% to 0.40%. For the six months ended May 31, 2012, the average dividend rate was 0.24%. These developments with respect to APS do not affect the management or investment policies of the fund. However, one implication of these auction failures for common shareholders is that the fund’s cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the fund’s future common share earnings may be lower than they otherwise would have been. To the extent that investments are purchased with the issuance of preferred shares, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund.

The fund pays an annual service fee to broker-dealers with customers who are beneficial owners of the preferred shares. The service fee is equivalent to 0.25% of the applicable preferred share liquidation value while the preferred share auctions are successful or to 0.15% or less, varying by broker-dealer, while the auctions are failing. The APS are redeemable at the option of the fund in whole or in part at the redemption price equal to $25,000 per share, plus accumulated and unpaid dividends. The APS are also subject to mandatory redemption if certain requirements relating to its asset maintenance coverage are not satisfied. The fund is required to maintain certain asset coverage with respect to the APS as defined in the fund’s By-Laws and the Investment Company Act of 1940 and, as such is not permitted to declare common share dividends unless the fund’s APS have a minimum asset coverage ratio of 200% after declaration of the common share dividends.

(9)	Subsequent Event

On July 6, 2012, the fund announced that its Board of Trustees authorized the fund to conduct a voluntary tender offer for up to 100% of its outstanding auction rate preferred shares (ARPS) at a price equal to 95% of the ARPS’ per share liquidation preference of $25,000, or $23,750 per share, plus any unpaid

Notes to Financial Statements (unaudited) – continued

dividends accrued through the expiration date of the tender offer. The fund’s tender offer will be conditioned upon there being validly tendered and not withdrawn at least 70% of its outstanding ARPS, the successful private placement of new preferred shares (Variable Rate Municipal Term Preferred shares or VMTP), the ARPS shareholders’ approval of an amendment to the fund’s bylaws to replace Standard & Poor’s with Fitch as a rating agency for the ARPS, and certain other conditions as will be set forth in the fund’s offer to purchase and related letter of transmittal. Additional terms of the tender offer will be included in the fund’s tender offer materials sent to ARPS shareholders. It is expected that the VMTP shares, if successfully placed, will allow the fund to replace the leverage currently obtained through ARPS that are tendered with VMTP shares. VMTP shares will be preferred shares of the fund. As to the distribution of assets of the fund, VMTP will rank on parity with ARPS that remain outstanding after the tender offer and will be senior in priority to the fund’s outstanding common shares.

On July 12, 2012, Moody’s Investors Service announced that it downgraded its ratings of the fund’s ARPS from Aaa to Aa2 pursuant to a revised ratings methodology.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the MFS California Municipal Fund:

We have reviewed the accompanying statement of assets and liabilities of the MFS California Municipal Fund (the Fund), including the portfolio of investments, as of May 31, 2012, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended May 31, 2012. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2011, and the financial highlights for each of the five years in the period ended November 30, 2011, and in our report dated January 13, 2012, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 17, 2012

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2011 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Transfer agent, Registrar, and

Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

American Stock Exchange Symbol: CCA

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS California Municipal Fund

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/11-12/31/11	0	N/A	0	278,415
1/01/12-1/31/12	0	N/A	0	278,415
2/01/12-2/28/12	0	N/A	0	278,415
3/01/12-3/31/12	0	N/A	0	278,582
4/01/12-4/30/12	0	N/A	0	278,582
5/01/12-5/31/12	0	N/A	0	278,582

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2012 plan year is 278,582.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS CALIFORNIA MUNICIPAL FUND

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 17, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2012

*	Print name and title of each signing officer under his or her signature.